BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES - Fair value of Financial Instruments (Details) - Recurring - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	$ 12,928,404	$ 13,651,000
Subordinated convertible notes
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	15,225,000	10,355,681
Earn-out liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	4,610,000	12,810,000
Warrant liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	727,664	1,991,503	$ 562,244
Level 3 | Convertible notes payable
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	12,928,404	13,651,000
Level 3 | Subordinated convertible notes
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	15,225,000	10,355,681
Level 3 | Earn-out liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	4,610,000	12,810,000
Level 3 | Warrant liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	$ 727,664	$ 1,991,503	$ 562,244